Consolidated Statements of Income and Comprehensive (Loss) Income - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Income Statement [Abstract]
REVENUE	$ 23,844,556	$ 29,522,353	$ 29,908,561
COST OF REVENUE	(16,734,547)	(20,682,326)	(20,484,996)
GROSS PROFIT	7,110,009	8,840,027	9,423,565
OPERATING EXPENSES
Selling expenses	(270,579)	(293,719)	(218,822)
General and administrative expenses	(3,345,240)	(2,311,378)	(2,180,478)
Research and development expenses	(1,620,656)	(298,469)	(424,558)
Total operating expenses	(5,236,475)	(2,903,566)	(2,823,858)
INCOME FROM OPERATIONS	1,873,534	5,936,461	6,599,707
OTHER INCOME (EXPENSES)
Interest income	393	9,414	1,378
Interest expense	(303,255)	(238,168)	(446,816)
Unrealized foreign transaction exchange gain (loss)	(847)	35,008	18,831
Government subsidies	63,450	25,415	1,306,627
Income from short-term investments			20,343
Other (expenses) income	(917,336)	(195,263)	68,922
Total other (expenses) income, net	(1,157,595)	(363,594)	969,285
INCOME BEFORE INCOME TAX PROVISION	715,939	5,572,867	7,568,992
INCOME TAX PROVISION	351,179	1,002,298	1,267,025
NET INCOME FROM CONTINUING OPERATION	364,760	4,570,569	6,301,967
Net loss from held for sale associated with the sale of the Gansu subsidiary	(19,512)	(17,887)	(59,543)
NET INCOME	345,248	4,552,682	6,242,424
Less: net income (loss) attributable to non-controlling interest	(52,924)	(43,300)	4,936
NET INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	398,172	4,595,982	6,237,488
OTHER COMPREHENSIVE INCOME (LOSS)
Total foreign currency translation adjustment	1,102,618	(1,040,285)	(2,855,701)
TOTAL COMPREHENSIVE INCOME	1,447,866	3,512,397	3,386,723
Less: foreign currency translation adjustment attributable to non-controlling interest	(54,333)	(33,311)	2,309
COMPREHENSIVE INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	$ 1,502,199	$ 3,545,708	$ 3,389,032
EARNINGS PER SHARE
Basic	$ 0.17	$ 5.03	$ 7.47
Diluted	$ 0.17	$ 5.00	$ 7.43
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING
Basic	2,387,833	913,960	836,077
Diluted	2,402,848	919,811	839,606